Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Unrealized hedging gains	$ 78,125	$ 79,722
Material and chemical inventories	54,053	49,433
Excise and other taxes receivable	21,801	17,461
Exchange and other receivables	15,749	5,509
Other current assets	$ 169,728	$ 152,125